CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 48,156	$ 55,487
Interest bearing deposits	70,925	124,295
Cash and Cash Equivalents	119,081	179,782
Interest bearing deposits - time	17,999	0
Trading securities	498	110
Securities available for sale	462,481	208,413
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	23,419	20,838
Loans held for sale, carried at fair value	20,390	47,487
Loans held for sale, carried at lower of cost or fair value	0	3,292
Loans
Commercial	635,234	617,258
Mortgage	486,633	527,340
Installment	192,065	189,849
Payment plan receivables	60,638	84,692
Total Loans	1,374,570	1,419,139
Allowance for loan losses	(32,325)	(44,275)
Net Loans	1,342,245	1,374,864
Other real estate and repossessed assets	18,282	26,133
Property and equipment, net	48,594	47,016
Bank-owned life insurance	52,253	50,890
Deferred tax assets, net	57,550	0
Capitalized mortgage loan servicing rights	13,710	11,013
Vehicle service contract counterparty receivables, net	7,716	18,449
Other intangibles	3,163	3,975
Prepaid FDIC deposit insurance assessment	0	9,448
Accrued income and other assets	22,562	22,157
Total Assets	2,209,943	2,023,867
Deposits
Non-interest bearing	518,658	488,126
Savings and interest-bearing checking	910,352	871,238
Reciprocal	83,527	33,242
Retail time	358,800	372,340
Brokered time	13,469	14,591
Total Deposits	1,884,806	1,779,537
Other borrowings	17,188	17,625
Subordinated debentures	40,723	50,175
Vehicle service contract counterparty payables	4,089	7,725
Accrued expenses and other liabilities	31,556	33,830
Total Liabilities	1,978,362	1,888,892
Commitments and contingent liabilities
Shareholders' Equity
Convertible preferred stock, no par value, 200,000 shares authorized; None issued and outstanding at December 31, 2013 and 74,426 shares issued and outstanding at December 31, 2012; liquidation preference: $85,150 at December 31, 2012	0	84,204
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 22,819,136 shares at December 31, 2013 and 9,093,732 shares at December 31, 2012	351,173	251,237
Accumulated deficit	(110,347)	(192,408)
Accumulated other comprehensive loss	(9,245)	(8,058)
Total Shareholders' Equity	231,581	134,975
Total Liabilities and Shareholders' Equity	$ 2,209,943	$ 2,023,867